NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interests
Schedule of information about non-controlling interests

	2019	2020
Non-controlling interests in net assets of subsidiaries:
Telkomsel	16,962	17,710
GSD	229	233
Metra	130	83
TII	107	114
Total	17,428	18,140

	2018	2019	2020
Non-controlling interests in net income (loss) of subsidiaries:
Telkomsel	8,899	8,895	8,849
TII	7	(5)	4
Metra	11	(56)	(2)
GSD	(8)	(42)	(13)
Total	8,909	8,792	8,838

Telkomsel
Noncontrolling Interests
Schedule of summarized statements of financial position of subsidiaries

	2019	2020
Current assets	18,621	19,488
Non-current assets	86,000	82,699
Current liabilities	(25,137)	(28,289)
Non-current liabilities	(31,017)	(23,292)
Total equity	48,467	50,606
Attributable to:
Equity holders of parent company	31,505	32,896
Non-controlling interest	16,962	17,710

Schedule of summarized statements of profit or loss and other comprehensive income of subsidiaries

	2018	2019	2020
Revenues	89,258	91,093	87,103
Operating expenses	(55,408)	(54,695)	(55,834)
Other income (expense) – net	124	(2,321)	451
Profit before income tax	33,974	34,077	31,720
Income tax expense – net	(8,546)	(8,660)	(6,436)
Profit for the year from continuing operations	25,428	25,417	25,284
Other comprehensive income (loss) – net	356	(415)	(1,054)
Net comprehensive income for the year	25,784	25,002	24,230
Profit for the year attributable to non-controlling interest	8,899	8,895	8,849
Dividend paid to non-controlling interest	10,105	8,490	7,725

Schedule of summarized statements of cash flows of subsidiaries

	2018	2019	2020
Operating activities	36,848	41,515	39,758
Investing activities	(16,095)	(13,448)	(10,923)
Financing activities	(24,867)	(25,943)	(28,277)
Net increase (decrease) in cash and cash equivalents	(4,114)	2,124	558